Long-Term Debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2022, is analyzed as follows:

		Year Ended
Loan facilities	Borrowers	December 31, 2021	December 31, 2022
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$7,800,000	$6,200,000
$4.5 Million Term Loan Facility (b)	Bistro	3,450,000	2,850,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	13,877,000	11,993,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	16,300,000	13,250,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	39,596,000	34,980,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	22,738,500	17,800,500
$55.00 Million Term Loan Facility (g)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	—	44,395,000
$22.5 Million Term Loan Facility (h)	Tom-Jerry	—	22,250,000
Total long-term debt		$103,761,500	$153,718,500
Less: Deferred financing costs		(1,720,101)	(1,877,264)
Total long-term debt, net of deferred finance costs		$102,041,399	151,841,236

Presented:
Current portion of long-term debt		$16,688,000	$32,548,400
Less: Current portion of deferred finance costs		(596,277)	(771,283)
Current portion of long-term debt, net of deferred finance costs		$16,091,723	$31,777,117

Non-Current portion of long-term debt		87,073,500	121,170,100
Less: Non-Current portion of deferred finance costs		(1,123,824)	(1,105,981)
Non-Current portion of long-term debt, net of deferred finance costs		$85,949,676	$120,064,119

a.	$11.0 Million Term Loan Facility

On November 22, 2019, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Spetses and Pikachu owning the M/V Magic P and the M/V Magic Moon, respectively, entered into the Company’s first senior secured term loan facility in the amount of $11.0 million with Alpha Bank S.A. The facility was drawn down in two tranches on December 2, 2019. This facility has a term of five years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in twenty (20) equal quarterly instalments of $400,000 each, plus a balloon instalment of $3.0 million payable simultaneously with the last instalment at maturity, on December 2, 2024. The above facility is secured by, including but not limited to, a first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and is guaranteed by the Company. The respective facility also contains certain customary minimum liquidity restrictions and financial covenants that require the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel, and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum free liquidity requirement referred to above to the aggregate principal amounts due under the facility. This facility’s net proceeds were partly used by the Company to repay a $7.5 million bridge loan on December 6, 2019, whereas the remainder of the proceeds was used for general corporate purposes including financing vessel acquisitions.

b.	$4.5 Million Term Loan Facility

On January 23, 2020, pursuant to the terms of a credit agreement, the Company’s wholly owned dry bulk vessel ship-owning subsidiary, Bistro, entered into a $4.5 million senior secured term loan facility with Chailease International Financial Services Co., Ltd. The facility was drawn down on January 31, 2020, is repayable in twenty (20) equal quarterly installments of $150,000 each, plus a balloon installment of $1.5 million payable simultaneously with the last instalment at maturity, and bears interest at a margin over LIBOR per annum. The above facility contains a standard security package including a first preferred mortgage on the vessel owned by the borrower (the M/V Magic Sun), pledge of bank account, charter assignment, shares pledge and a general assignment over the vessel’s earnings, insurances and any requisition compensation in relation to the vessel owned by the borrower and is guaranteed by the Company and Pavimar. Pursuant to the terms of this facility, the Company is also subject to certain minimum liquidity restrictions requiring the borrower to maintain a certain credit balance in an account of the lender as “cash collateral” as well as certain negative covenants customary for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum value to loan ratio being the aggregate principal amount of (i) fair market value of the collateral vessel and (ii) the value of any additional security (including the cash collateral referred to above), to the aggregate principal amount of the loan. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (see Note 6(a)) and for general corporate purposes.

c.	$15.29 Million Term Loan Facility

On January 22, 2021, pursuant to the terms of a credit agreement, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Pocahontas and Jumaru, entered into a $15.29 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in two tranches on January 27, 2021, is repayable in sixteen (16) equal quarterly installments of $471,000 each, plus a balloon installment in the amount of $7.8 million payable at maturity and bears interest at a margin over LIBOR per annum. The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers (the M/V Magic Horizon and the M/V Magic Nova), pledge of bank accounts, charter assignments and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers, and is guaranteed by the Company. Pursuant to this facility, the Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain restricted cash balance with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary, for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the minimum liquidity deposits referred to above, (iii) the value of the dry-dock reserve accounts referred to above and (iv) any additional security provided, over the aggregate principal amount of the loan outstanding.

d.	$18.0 Million Term Loan Facility

On April 27, 2021, two of the Company’s wholly owned tanker vessel ship-owning subsidiaries, Rocket and Gamora, entered into a $18.0 million senior secured term loan facility with Alpha Bank S.A. The facility was drawn down in two tranches on May 7, 2021. This facility has a term of four years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in (a) sixteen (16) quarterly instalments (1 to 4 in the amount of $850,000 and 5 to 16 in the amount of $675,000) and (b) a balloon installment in the amount of $6.5 million, such balloon instalment payable at maturity together with the last repayment instalment. The above facility is secured by first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, (the M/T Wonder Sirius and the M/T Wonder Polaris), an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and was, until the Distribution Date, guaranteed by the Company. As of December 31, 2022, the facility also contained certain customary minimum liquidity restrictions and financial covenants that required the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum liquidity deposits referred to above, to the aggregate principal amounts due under the facility.

This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 6(a)) and for general corporate purposes. In connection with the Spin-Off, the $18.0 Million Term Loan Facility was amended such that Toro replaced the Company as guarantor under the facility upon completion of the Spin-Off. At such time, the Company ceased to have any obligations under such facility (see Note 18).

e.	$40.75 Million Term Loan Facility

On July 23, 2021, pursuant to the terms of a credit agreement, four of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Liono, Snoopy, Cinderella and Luffy, entered into a $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in four tranches on July 27, 2021, is repayable in twenty (20) equal quarterly installments of $1,154,000 each, plus a balloon installment in the amount of $17.7 million payable at maturity simultaneously with the last instalment and bears interest at a margin over LIBOR per annum. The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers (the M/V Magic Thunder, M/V Magic Nebula, M/V Magic Eclipse and the M/V Magic Twilight), and is guaranteed by the Company. The Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain minimum restricted cash balance with the lender (a specified portion of which shall be released to the borrowers following the repayment of the fourth installment with respect to all four tranches), to maintain and gradually fund certain dry-dock reserve accounts to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the dry-dock reserve accounts referred to above and, (iii) any additional security provided, over the aggregate principal amount outstanding of the loan. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 6(a)) and for general corporate purposes.

f.	$23.15 Million Term Loan Facility

On November 22, 2021, pursuant to the terms of a credit agreement, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Bagheera and Garfield, entered into a $23.15 million senior secured term loan facility with Chailease International Financial Services (Singapore) Pte. Ltd. The loan was drawn down in two tranches on November 24, 2021, the first in a principal amount of $10.15 million and the second in a principal amount of $13.0 million. Both tranches mature five years after the drawdown date and are repayable in sixty (60) monthly installments (1 to 18 in the amount of $411,500 and 19 to 59 in the amount of $183,700) and (b) a balloon installment in the amount of $8.2 million payable at maturity simultaneously with the last instalment and bear interest at a margin over LIBOR per annum. The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, pledge of bank accounts, shares security deed relating to the shares of the vessels’ owning subsidiaries, charter assignments, shares pledge, and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers (the Magic Rainbow and the Magic Phoenix) and is guaranteed by the Company. Pursuant to this facility, the Company is also subject to certain negative covenants customary for facilities of this type and a certain minimum liquidity restriction requiring the borrowers to maintain a certain minimum cash balance with the lender. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 6(a)) and for general corporate purposes.

g.	$55.0 Million Term Loan Facility

On January 12, 2022, the Company entered into a $55.0 million senior secured term loan facility with Deutsche Bank AG (the “$55.0 Million Term Loan Facility”), through and secured by five of the Company’s dry bulk vessel owning subsidiaries, those owning the M/V Magic Starlight, M/V Magic Mars, M/V Magic Pluto, M/V Magic Perseus and the M/V Magic Vela, and guaranteed by the Company. The loan was drawn down in full in five tranches on January 13, 2022. This facility has a tenor of five years from the drawdown date, bears interest at a 3.15% margin over adjusted SOFR per annum and is repayable in (a) twenty (20) quarterly instalments (installments 1 to 6 in the amount of $3,535,000, installments 7 to 12 in the amount of $1,750,000 and installments 13 to 20 in the amount of $1,340,000) and (b) a balloon installment in the amount of $12.57 million, such balloon instalment payable at maturity together with the last repayment instalment. This facility contains a standard security package including a first preferred cross-collateralized mortgage on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, shares pledge, a general assignment over the vessel’s earnings, insurances, and any requisition compensation in relation to the vessel owned by the borrower, and managers’ undertakings and is guaranteed by the Company. Pursuant to the terms of this facility, the borrowers are subject to (i)a specified minimum security cover requirement, which is the maximum ratio of the aggregate principal amounts due under the facility to the aggregate market value of the mortgaged vessels plus the value of the dry-dock reserve accounts referred to below and any additional security, and (ii)to certain minimum liquidity restrictions requiring the Company to maintain certain blocked and free liquidity cash balances with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain customary, for this type of facilities, negative covenants. Moreover, the facility contains certain financial covenants requiring the Company as guarantor to maintain (i) a ratio of net debt to assets adjusted for the market value of the Company’s fleet of vessels,to net interest expense ratio above a certain level,(ii)an amount of unencumbered cash above a certain level and, (iii) the Company’s trailing 12 months EBITDA to net interest expense ratio not to fall below a certain level.This facility’s net proceeds are for acquisitions and for general corporate purposes.

h.	$22.5 Million Term Loan Facility

On November 22, 2022, the Company entered into a $22.5 million senior secured term loan facility with Chailease International Financial Services (Singapore) Pte. Ltd. (the “$22.5 Million Term Loan Facility”), through and secured by two of the Company’s wholly owned containership owning subsidiaries, those owning the M/V Ariana A and the M/V Gabriela A. The facility was drawn down in two tranches of $11.25 million each on November 28, 2022, and December 7, 2022, respectively. This facility has a term of five years from the drawdown date of each tranche, bears interest at a 3.875% margin over SOFR per annum and each tranche is repayable in sixty (60) consecutive monthly instalments (installments 1 to 9 in the amount of $250,000, installments 10 to 12 in the amount of $175,000, installments 13 to 59 in the amount of $150,000 and a balloon installment in the amount of $1,425,000 payable at maturity).The above facility is secured by first preferred mortgage and first priority general and charter assignment covering earnings, insurances, requisition compensation and any charter and charter guarantee over the vessels owned by the borrowers, shares security deed relating to the shares of the vessels’ owning subsidiaries, managers’ undertakings and is guaranteed by the Company. Pursuant to the terms of this facility, the Company is also subject to certain negative covenants customary for this type of facility and a certain minimum liquidity restriction requiring the borrowers to maintain a certain cash collateral deposit in an account held by the lender. This facility’s net proceeds were used to fund the acquisitions of the M/V Ariana A and the M/V Gabriela A (Note 6(a)) and for general corporate purposes.

As of December 31, 2021, and 2022, the Company was in compliance with all financial covenants prescribed in its debt agreements.

Restricted cash as of December 31, 2022, current and non-current, includes (i) $7.3 million of minimum liquidity deposits required pursuant to the $11.0 Million Term Loan Facility, the $18.0 Million Term Loan Facility, the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.0 Million Term Loan Facility discussed above, (ii) $0.9 million in the dry-dock reserve accounts required under the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.00 Million Term Loan Facility discussed above, and (iii) $1.7 million of retention deposits required under the $15.29 Million Term Loan Facility and the $40.75 Million Term Loan Facility.

Restricted cash as of December 31, 2021, current and non-current, includes (i) $4.6 million of minimum liquidity deposits required pursuant to the $11.0 million term loan facility, the $18.0 million term loan facility, the $15.29 million term loan facility and the $40.75 million term loan facility discussed above, (ii) $0.2 million in the dry-dock reserve accounts required under the $15.29 million term loan facility and the $40.75 million term loan facility discussed above, and (iii) $1.4 million of retention deposits.

The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2022, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2023	$32,548,400
2024	27,204,400
2025	33,915,400
2026	40,140,300
2027	19,910,000
Total long-term debt	$153,718,500

The weighted average interest rate on the Company’s long-term debt for the years ended December 31, 2020, 2021 and 2022 was 5.0%, 3.6% and 5.1% respectively.

Total interest incurred on long-term debt for the years ended December 31, 2020, 2021 and 2022, amounted to $1,030,925, $2,232,843 and $7,535,258 respectively, and is included in Interest and finance costs (Note 15) in the accompanying consolidated statements of comprehensive (loss)/income.